COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. There are no such matters that are deemed material to the financial statements as of March 31, 2023 (March 31, 2022: Nil).

Merger agreement

On March 13, 2023, the Company entered into the Merger Agreement with Mobiv Acquisition Corp (‘MOBV’), and Pegasus Merger Sub Inc., a Delaware corporation (“Merger Sub”). Pursuant to the terms of the Merger Agreement, a business combination between the Company and MOBV will be effected through the merger of Merger Sub with and into the MOBV, with the Company surviving the merger as a wholly owned subsidiary of SVH.

Earnout

Pursuant to the Merger Agreement, certain shareholders of SVH (the “Pre-Closing Company Shareholders”) and certain shareholders of SVM India (as defined below) (the “Other SVM India Stockholders” and together with the Pre-Closing Company Shareholders, the “Earnout Group”) are entitled to receive their Pro Rata Portion (as defined in the Merger Agreement) of up to 25,000,000 SVH Shares (the “Earnout Shares”).

Exchange Agreements.

At the Closing, certain shareholders of SRIVARU Motors Private Limited , a private limited company organized under the laws of India and a majority-owned subsidiary of SVH (“SVM India”) will enter into exchange agreements (the “Exchange Agreements”) with SVH, pursuant to which, among other things, such shareholders of SVM India will have a right to transfer one or more of the shares owned by them in SVM India to SVH in exchange for the delivery of SVH Shares or cash payment, subject to the terms and conditions set forth in the Exchange Agreements.